Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo

As a significant majority of the awards were issued on June 9 and 25, 2014, the key assumptions utilized to calculate the grant-date fair values for awards issued on these two grant dates are listed below:

	Key Assumptions for awards issued on
	June 9, 2014	June 25, 2014
Expected Volatility	44.5%	44.1%
Dividend yield	2.6%	2.7%
Risk-free rate	1.69%	1.68%

Performance-Based Share Activity

The following table reflects share activity under the Company Performance LTI for the year ended December 31, 2014:

	2014
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	1,000,000	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	—	€—
Nonvested at end of year	1,000,000	€7.795

The following table reflects share activity under the Retention LTI for the year ended December 31, 2014:

	2014
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	733,333	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	(366,667)	€7.795
Nonvested at end of year	366,666	€7.795

Additional Share Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(in millions)
Total intrinsic value of options exercised	$5	$30	$45
Fair value of shares vested	$32	$50	$7
Cash received from share award exercises	$10	$63	$68
Tax benefit of options exercised and shares vested	$-	$3	$3

CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo

The Black-Scholes pricing model was used to calculate the fair value of stock options for options granted in 2012 under the CNH EIP. The assumptions used under the Black-Scholes pricing model were as follows:

2012
Risk-free interest rate	0.40%
Expected Dividend yield	0.00%
Price volatility of CNH Global N.V. shares	51.70%
Option life (years)	3.39

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2014:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$2.92–$5.00	13,688	0.1	$2.92	$70,356	13,688	0.1	$2.92	$70,356
$5.01–$10.00	5,873,839	2.4	$8.09	$2,540,535	4,333,184	2.2	$7.85	$2,540,535
$10.01–$15.00	4,974,025	2.2	$10.15	$-	4,974,025	2.2	$10.15	$-
				$2,610,891				$2,610,891

(A) The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $8.06. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Stock Option Activity

The following table reflects the activity of stock option under the CNH EIP for the year ended December 31, 2014 :

	2014
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	12,621,745	$8.77
Forfeited	(222,861)	$9.64
Expired	(139,103)	$10.35
Exercised	(1,398,229)	$6.51
Outstanding at end of year	10,861,552	$9.03
Exercisable at end of year	9,320,898	$9.07

CNH EIP [Member] | Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Performance-Based Share Activity

The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2014:

	2014
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	-	$-
Granted	12,237,960	$8.84
Forfeited	(136,200)	$8.72
Vested	-	$-
Nonvested at end of year	12,101,760	$8.84

The following table reflects the activity of performance-based share units under CNH EIP for the year ended December 31, 2014:

	2014
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	5,615,524	$7.61
Converted to RSU	(3,103,937)	$7.67
Granted	-	$-
Forfeited	-	$-
Vested	(2,511,587)	$7.53
Nonvested at end of year	-	$-

CNH EIP [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Restricted-Based Share Activity

The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2014:

	2014
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	-	$-
Granted	4,283,859	$10.05
Forfeited	(21,720)	$9.40
Vested	(750,000)	$10.88
Nonvested at end of year	3,512,139	$9.88

The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2014:

	2014
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	930,525	$7.95
Converted from PSU	3,103,937	$7.67
Granted	—	$—
Forfeited	(240,415)	$7.65
Vested	(602,603)	$7.32
Nonvested at end of year	3,191,444	$7.82